Other Assets (Tables)	12 Months Ended
Dec. 31, 2022
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Summary of Detailed Information About Other Assets

	As of December 31,
	2021	2022
	RMB’000	RMB’000
Prepaid income tax and value-added tax	553,938	697,820
Recoverable value-added tax	500,436	646,257
Derivative financial assets (a )(b )	38,403	447,443
Prepayments	114,380	101,879
Repossessed assets	37,085	30,077
Deferred expenses	24,133	29,277
Others	12,210	30,536

	1,280,585	1,983,289
Less: Provisions for impairment	(31,161)	(24,548)

	1,249,424	1,958,741

Summary of Detailed Information About Interest Rate Swaps
(a)	Interest rate swap

As of December 31,
	2021	2022
	(’000)	(’000)
Carrying amount	RMB38,403	RMB222,086
Notional amount	USD1,290,000	USD1,290,000
Maturity date	18/05/2023	18/05/2023
Pay type	Fixed	Fixed
Receive type	1 month	1 month

Summary of Detailed Information About Foreign Currency Swap
(b)	Foreign currency swap

As of December 31, 2022
(’000)
Carrying amount	RMB225,357
Notional amount	USD1,050,000
Maturity date	06/04/2023-15/05/2023
Pay side	RMB
Receive side	USD